SEGMENT INFORMATION - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Shell plc shareholders	$ 20,101	$ (21,680)	$ 15,842
Income attributable to non-controlling interest	529	146	590
Income/(loss) for the period	20,630	(21,534)	16,432
Current cost of supplies adjustment:
Taxation	(8,391)	4,848	(8,859)
CCS earnings
Current cost of supplies adjustment:
Purchases	(3,772)	2,359	(784)
Taxation	808	(585)	194
Share of profit of joint ventures and associates	(184)	59	(15)
Current cost of supplies adjustment	(3,148)	1,833	(605)
Of which:
Attributable to Shell plc shareholders	(3,029)	1,759	(572)
Attributable to non-controlling interest	(119)	74	(33)
CCS earnings	17,482	(19,701)	15,827
Of which:
CCS earnings attributable to Shell plc shareholders	17,072	(19,921)	15,270
CCS earnings attributable to non-controlling interest	$ 410	$ 220	$ 557